SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Dec. 31, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

December 31, 2012, 2011 and 2010

	Balance Beginning of Year	Addition Charged to Costs and Expenses	(Deductions)/ Recoveries	Balance at End of Year
Allowance for doubtful accounts:
Year Ended December 31, 2012	$69	$539	$(205)	$403
Year Ended December 31, 2011	$415	$292	$(638)	$69
Year Ended December 31, 2010	$349	$64	$2	$415

All other financial statement schedules have been omitted because they are not applicable or the required information is shown in the Consolidated Financial Statements or Notes thereto.